Investment and other income - Detailed Information about Investment and Other Income (Parenthetical) (Detail) ₨ in Millions, $ in Millions	2 Months Ended	12 Months Ended
	Oct. 31, 2019 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Mark to market gain loss		₨ (3,624)	$ (48)	₨ 10,406
Talwandi Sabo Power Limited TSPL [member]
Disclosure of transactions between related parties [line items]
Regulatory payments received	₨ 10,021
Interest income from delayed receipts		1,399	19
Talwandi Sabo Power Limited TSPL [member] | Prior Period [member]
Disclosure of transactions between related parties [line items]
Interest income from delayed receipts		820	11
Talwandi Sabo Power Limited TSPL [member] | Current Period [member]
Disclosure of transactions between related parties [line items]
Interest income from delayed receipts		₨ 579	$ 8